Employee Benefit (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Employee Benefits Liabilities

	As of December 31,
	2020			2019
	Current	Non-current	Total	Current	Non-current	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Employee benefit liabilities
Pension-Defined benefit plans	1,384	9,916	11,300	1,436	10,306	11,742
Long service leave	566	111	677	452	128	580
Total	1,950	10,027	11,977	1,888	10,434	12,322

Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets

The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2020	2019	2018
	US$’000	US$’000	US$’000
Current service cost	562	546	419
Past service cost	—	121	—
Interest cost on benefit obligation	147	254	202
Net benefit cost	709	921	621

	For the year ended December 31,
Other comprehensive income	2020	2019	2018
	US$’000	US$’000	US$’000
Actuarial (gain) / loss – experience	(328)	494	396
Actuarial (gain) / loss – demographic assumption	(1)	18	1
Actuarial (gain) / loss – financial assumption	130	1,215	13
Actuarial loss	(199)	1,727	410

	For the year ended December 31,
Change in the defined obligation	2020	2019	2018
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	11,742	9,016	8,293
Current service cost	562	546	419
Past service cost	—	121	—
Interest cost on benefit obligation	147	254	202
Benefits paid directly by the Company	(954)	(535)	(352)
Actuarial loss in other comprehensive income	(199)	1,727	410
Exchange differences	2	613	44
Defined benefit obligation at December 31	11,300	11,742	9,016

Significant Assumptions Used in Determining Actuarial Present Value of Defined Benefit Obligations

The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the year ended December 31, 2020 and 2019 are as follows:

	2020	2019
	%	%
Discount rate	1.2-1.4	1.5
Rate of salary increase	5.0~6.0	5.0~6.0
Pre-retirement mortality	* Thailand TMO17 Tables	* Thailand TMO17 Tables
* TMO represented as Thailand Mortality Ordinary Tables

Maturity Profile of Defined Benefit Obligation

The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2020	2019
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	1,384	1,340
Between 2 and 5 years	2,040	2,489
Between 6 and 10 years	4,568	4,391
Beyond 10 years	17,114	16,917
Total expected payments	25,106	25,137

Weighted average duration of defined benefit obligation	9~10 years	9 years

Sensitivity Analysis of One-percentage Point Change in Assumed Rates

A one-percentage point change in the assumed rates would have yielded the following effects:

	2020	2019
	US$’000	US$’000
Discount rate – 1% increase	(984)	(1,003)
Discount rate – 1% decrease	1,159	1,178
Rate of salary increase – 1% increase	1,095	1,115
Rate of salary increase – 1% decrease	(953)	(973)